Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,981,367.28
Previously Paid Amount
Total Fee Amount	3,035.63
Total Offset Amount
Net Fee	$ 3,035.63